Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

24	Accruals, deferred income and other liabilities

	2022	2021
	£m	£m
Cash collateral and margin payables	55,470	32,309
Settlement accounts	4,915	4,767
Accruals and deferred income	1,903	1,507
Amount due to investors in funds consolidated by the group	991	1,315
Lease liabilities	269	386
Employee benefit liabilities (Note 5)	121	196
Share-based payment liability to HSBC Holdings	98	129
Endorsements and acceptances	231	189
Other liabilities	2,947	2,658
At 31 Dec	66,945	43,456
For the group, accruals, deferred income and other liabilities include £66,356m (2021: £42,887m) of financial liabilities, the majority of which are measured at amortised cost.